Stock Based Compensation - Schedule of Assumptions used in Black-Scholes Option-Pricing Model (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected volatility	71.00%	85.80%	63.00%
Risk-free interest rate	4.14%	4.50%	3.56%
Expected dividend yield	0.00%
Expected term (in years)	6 years 1 month 6 days	5 years 9 months 18 days	5 years 9 months 18 days